Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000020574
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Value Line Core Bond Fund-Investor Class
Without Sales Load [Member] | C000020574
Average Annual Return [Line Items]
Average Annual Return, Percent		1.98%	(0.84%)	0.72%
VALUELINE INDEX: BLOOMBERG U.S. AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.63%	(0.23%)	1.35%